Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations

Note 8: Concentrations

A significant portion of the Company’s billings and revenues are derived from the sale of a single product.

In the years ended December 31, 2012, 2011 and 2010, the Company derived 42%, 43%, and 41% of its billings respectively from the sale of Theramine. Following the receipt of the FDA warning letter, the Company voluntarily stopped shipping completed Theramine convenience packs and instead began providing physician clients with the components of the convenience pack, which physician clients could determine to package together for a patient’s use. We have found that providing the various components and permitting our physician clients to assemble the convenience packs at the time they are dispensed to the patient is more convenient and cost effective. While we continue to sell the components of the convenience packs we cannot assure you that shifting the assembly of Theramine to our physician clients will not have a material adverse effect on the Company’s operating results.

A substantial portion of the Company’s billings and revenues are derived from a limited number of physician clients and the loss of any one or more of them may have an immediate adverse effect on our financial results.

In the years ended December 31, 2012 , 2011 and 2010, 36%, 46% and 41%, respectively, of the Company’s billings were derived from individual customers representing 10% or more of the total sales. The Company does not receive purchase volume commitments from clients and physicians may stop purchasing our products and services with little or no warning. The loss of any one or more of these customers may have an immediate adverse effect on our financial results.

Major Vendor

The Company purchases its medical food manufacturing services from a single source. The Company is dependent on the ability of this vendor to provide inventory on a timely basis. The loss of this vendor or a significant reduction in product availability and quality could have a material adverse effect on the Company. While the Company keeps at least a two months inventory on hand, it could take between two and 12 months to set up and test a new supplier, leading to up to four months of product backorder. The Company’s relationship with this vendor is in good standing and the expiration date of the contract is December 31, 2016. We have vetted a second manufacturing facility and have determined that we could immediately transfer manufacturing without a significant disruption in the business in the event that there is a disruption at our current manufacturing facility.